Trade Notes and Accounts Receivable, Net - Summary of Trade Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Trade notes and accounts receivable	$ 31,941	$ 1,077	$ 31,022
Gross carrying amount [Member]
Disclosure of financial assets [Line Items]
Trade notes and accounts receivable	34,058		32,795
Allowance for doubtful accounts [Member]
Disclosure of financial assets [Line Items]
Trade notes and accounts receivable	$ (2,117)		$ (1,773)